Operating expenses, Stock Compensation Series (Details) - Restricted Shares [Member]	12 Months Ended
Dec. 31, 2024 shares $ / shares
January 2021 One [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	579,100
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 5.52
January 2021 One [Member] | Vesting Period One [Member]
Stock Compensation Series [Abstract]
Vesting period	1 year
January 2021 One [Member] | Vesting Period Two [Member]
Stock Compensation Series [Abstract]
Vesting period	2 years
January 2021 One [Member] | Vesting Period Three [Member]
Stock Compensation Series [Abstract]
Vesting period	3 years
January 2021 Two [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	175,000
Vesting period	1 year
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 5.52
January 2021 Three [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	119,900
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 3.22
January 2021 Three [Member] | Vesting Period One [Member]
Stock Compensation Series [Abstract]
Vesting period	1 year
January 2021 Three [Member] | Vesting Period Two [Member]
Stock Compensation Series [Abstract]
Vesting period	2 years
January 2021 Three [Member] | Vesting Period Three [Member]
Stock Compensation Series [Abstract]
Vesting period	3 years
January 2022 One [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	175,000
Vesting period	1 year
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 5.38
January 2022 Two [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	573,359
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 5.3
January 2022 Two [Member] | Vesting Period One [Member]
Stock Compensation Series [Abstract]
Vesting period	1 year
January 2022 Two [Member] | Vesting Period Two [Member]
Stock Compensation Series [Abstract]
Vesting period	2 years
January 2022 Two [Member] | Vesting Period Three [Member]
Stock Compensation Series [Abstract]
Vesting period	3 years
January 2022 Three [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	124,594
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 4.29
January 2022 Three [Member] | Vesting Period One [Member]
Stock Compensation Series [Abstract]
Vesting period	1 year
January 2022 Three [Member] | Vesting Period Two [Member]
Stock Compensation Series [Abstract]
Vesting period	2 years
January 2022 Three [Member] | Vesting Period Three [Member]
Stock Compensation Series [Abstract]
Vesting period	3 years
January 2023 One [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	251,250
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 8.25
January 2023 One [Member] | Vesting Period One [Member]
Stock Compensation Series [Abstract]
Vesting period	1 year
January 2023 One [Member] | Vesting Period Two [Member]
Stock Compensation Series [Abstract]
Vesting period	2 years
January 2023 One [Member] | Vesting Period Three [Member]
Stock Compensation Series [Abstract]
Vesting period	3 years
January 2023 Two [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	48,750
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 6.72
January 2023 Two [Member] | Vesting Period One [Member]
Stock Compensation Series [Abstract]
Vesting period	1 year
January 2023 Two [Member] | Vesting Period Two [Member]
Stock Compensation Series [Abstract]
Vesting period	2 years
January 2023 Two [Member] | Vesting Period Three [Member]
Stock Compensation Series [Abstract]
Vesting period	3 years
January 2023 Three [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	135,000
Vesting period	1 year
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 8.25
January 2024 One [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	251,250
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 10.94
January 2024 One [Member] | Vesting Period One [Member]
Stock Compensation Series [Abstract]
Vesting period	1 year
January 2024 One [Member] | Vesting Period Two [Member]
Stock Compensation Series [Abstract]
Vesting period	2 years
January 2024 One [Member] | Vesting Period Three [Member]
Stock Compensation Series [Abstract]
Vesting period	3 years
January 2024 Two [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	48,750
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 8.04
January 2024 Two [Member] | Vesting Period One [Member]
Stock Compensation Series [Abstract]
Vesting period	1 year
January 2024 Two [Member] | Vesting Period Two [Member]
Stock Compensation Series [Abstract]
Vesting period	2 years
January 2024 Two [Member] | Vesting Period Three [Member]
Stock Compensation Series [Abstract]
Vesting period	3 years
January 2024 Three [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	150,000
Vesting period	1 year
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 10.94